CONTRACT LIABILITIES - Movements of contract liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2024 USD ($)
CONTRACT LIABILITIES
Beginning balance	Rp 9,439	Rp 7,856
Deferred during the year	7,631	7,878
Recognized as revenue during the year	(6,848)	(6,295)
Ending balance	10,222	9,439
Contract liabilities - current portion	(7,738)	(6,848)	$ (481)
Contract liabilities - non-current portion	Rp 2,484	Rp 2,591	$ 154